Derivative Liabilities - Forward Purchase Agreement (Details) - Motive Capital Corp [Member]	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Forward purchase units	5,000,000
Forward Purchase Per Unit | $ / shares	$ 10.00
Forward purchase amount | $	$ 14,000,000
Additional forward purchase units	9,000,000